Concentrations and Risks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) item customer	Dec. 31, 2021 CNY (¥) item customer	Dec. 31, 2020 item	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents, term deposits and short-term investments
Concentration Risk [Line Items]
Cash and cash equivalents, term deposits and short-term investments denominated in RMB subject to government controls | ¥	¥ 3,455.3	¥ 2,821.1
Supplier concentration | Purchases
Concentration Risk [Line Items]
Number of Suppliers | item	0	0	2
Supplier concentration | Accounts payable
Concentration Risk [Line Items]
Number of Suppliers | item	1	1
Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of appreciation rate		2.00%	6.00%
Percentage of depreciation rate	9.00%			2.00%	5.00%
Customer Concentration Risk | Trade receivables
Concentration Risk [Line Items]
Number of customers | customer		2
Customer Concentration Risk | Trade receivables | Two suppliers
Concentration Risk [Line Items]
Number of customers | customer	2